Share Capital	6 Months Ended
Sep. 30, 2020
Equity [Abstract]
Share Capital	15. SHARE CAPITAL In August 2020, the Company offered 747,000 common stocks to an individual investor. The subscription price was $5.00 per share. The proceeds were all received in August 2020.